Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 14—Income Taxes

Income taxes for the three months ended September 30, 2020 and 2019 have been calculated based on an estimated annual effective tax rate and certain discrete items. For the nine months ended September 30, 2020 and 2019, the Company recorded an income tax benefit of $26.5 million and $1.2 million, respectively. The Company’s income tax benefit for the nine months ended September 30, 2020 was related to refunds arising from the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) and the income tax benefit for the nine months ended September 30, 2019 was attributable to the settlement of an IRS audit causing the release of its uncertain tax positions.

On March 27, 2020, the CARES Act was enacted in response to the COVID-19 pandemic. Among other things, the CARES Act permits corporate taxpayers to carryback net operating losses (“NOLs”) originating in 2018 through 2020 to each of the five preceding tax years. Further, the CARES Act removed the 80% taxable income limitation on utilization of those NOLs allowing corporate taxpayers to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Such changes may result in the generation of refunds of previously paid income taxes which are expected to be received over the next eighteen months. The Company has filed refund claims related to its 2018 and 2019 tax years and anticipates filing a refund claim related to its 2020 tax year to carryback NOLs to its 2015, 2016, 2017 and 2018 tax years for federal tax purposes which will result in anticipated refunds of $30.3 million.

Note 16—Income Taxes

For the year ended December 31, 2018 the Company recorded an $8.6 million tax expense primarily associated with the taxable income reported in that year. For the year ended December 31, 2019, the Company recorded a $1.8 million income tax benefit primarily associated with the reduction of its uncertain tax positions. A summary of the income tax expense (benefit) is as follows (in thousands):

	DECEMBER 31,
	2018	2019
Current:
Federal	$5,998	$(1,116)
State	2,259	(732)
Deferred:
Federal	296	—
State	15	—

Total tax expense (benefit)	$8,568	$(1,848)

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in the consolidated statements of operations and comprehensive income (loss) is as follows:

	DECEMBER 31,
	2018	2019
Income tax computed at federal statutory tax rate	21.0%	(21.0%)
State taxes, net of federal benefit	4.5%	(12.7%)
Federal research credits	(66.3%)	(20.3%)
State research credits	(6.3%)	(3.7%)
State credit expiration	0.0%	3.1%
Equity compensation	5.9%	1.2%
Partnership expenses	1.9%	0.9%
Permanent differences	(0.5%)	0.0%
Audit settlement	(0.5%)	(3.7%)
Valuation allowance	102.0%	51.2%

Effective tax rate	61.7%	(5.0%)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	DECEMBER 31,
	2018	2019
Net operating loss carryforwards	$—	$15,103
Research and development credits	13,072	20,114
Capitalized expenses	3,254	3,280
Accrued expenses and other	2,560	1,771
Deferred revenue	35,255	339

Deferred tax asset subtotal	54,141	40,607
Less: Valuation allowance	(53,264)	(40,211)

Deferred tax assets after valuation allowance	877	396
Depreciation	(877)	(396)

Net deferred tax assets	$—	$—

As of December 31, 2018, the Company did not have any Federal or State net operating loss carryforwards. As of December 31, 2019, the Company had Federal and State net operating loss carryforwards of approximately $45.3 million and $82.9 million, respectively. None of the Federal net operating loss carryforwards expire. The State net operating loss carryforwards expire at various dates through 2039. As of December 31, 2018, the Company had Federal and State research and development tax credit carryforwards of approximately $9.0 million and $5.1 million, respectively, which expire at various dates through 2038. As of December 31, 2019, the Company had Federal and State research and development tax credit carryforwards of approximately $16.5 million and $4.6 million, respectively, which expire at various dates through 2039.

As required by ASC 740, management of the Company has evaluated the evidence bearing upon the realizability of its deferred tax assets. Based on the weight of available evidence, both positive and negative, management has determined that it is more likely than not that the Company will not realize the benefits of these assets. Accordingly, the Company recorded a valuation allowance of $53.3 million and $40.2 million at December 31, 2018 and December 31, 2019, respectively. The valuation allowance decreased by $13.1 million during the year ended December 31, 2019, primarily as a result of realization of a majority of the deferred revenue partially offset by the generation of tax attributes.

Utilization of the U.S. federal and state net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax liabilities, respectively. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation, due to the significant cost and complexity associated with such a study. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development credit carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The Company applies the accounting guidance in ASC 740 related to accounting for uncertainty in income taxes. The Company’s reserves related to taxes are based on a determination of whether, and how much of, a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. The following is a roll forward of the Company’s unrecognized tax benefits (in thousands):

	DECEMBER 31,
	2018	2019
Balance at beginning of year	$3,357	$3,165
Gross increases—tax positions of prior years	—	296
Gross increases—current period tax positions	—	—
Gross decreases—tax positions of prior years	(192)	(863)
Gross decreases—lapses of statute of limitations	—	(246)
Gross decreases—settlements	—	(2,352)

Balance at end of year	$3,165	$—

As of December 31, 2018 and 2019, the Company had $3.2 million and zero in unrecognized tax benefits, respectively. Total interest and penalties for the unrecognized tax benefits include $0.5 million and zero as of December 31, 2018 and 2019, respectively. During 2019, the Company concluded the examination of its 2015 and 2016 U.S. federal income tax returns and released $3.2 million of unrecognized tax benefits of which $0.9 million was recognized in the consolidated statements of operations and comprehensive income (loss). The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.

The Company files income tax returns in the United States federal tax jurisdiction and one state jurisdiction. The Company did not have any foreign operations during the years ended December 31, 2018 and 2019. The statute of limitations for assessment by the Internal Revenue Service and state tax authorities is closed for tax years prior to 2016 although carryforward attributes generated in years prior may still be adjusted upon examination to the extent utilized in a future period.